Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Dividend Income
Loans, including fees	$ 1,086,662	$ 802,947	$ 663,036
Mortgage loans held for sale, including fees	3,748	4,679	6,564
Investment securities:
Taxable interest	107,137	87,359	52,150
Tax-exempt interest	10,634	8,835	7,004
Amortization of FDIC loss share receivable	0	0	(16,023)
Other	13,448	9,963	4,208
Total interest and dividend income	1,221,629	913,783	716,939
Deposits:
NOW and MMDA	113,996	57,283	32,396
Savings	2,117	1,455	1,145
Time deposits	44,839	21,095	18,040
Short-term borrowings	14,682	7,557	2,452
Long-term debt	32,747	17,547	13,668
Total interest expense	208,381	104,937	67,701
Net interest income	1,013,248	808,846	649,238
Provision for credit losses	40,385	51,708	41,521
Net interest income after provision for credit losses	972,863	757,138	607,717
Non-interest Income
(Loss) gain on sale of available for sale securities	(49,900)	(148)	2,001
Other non-interest income	31,075	29,106	32,697
Total non-interest income	152,562	202,147	227,717
Non-interest Expense
Salaries and employee benefits	414,741	379,527	331,686
Net occupancy and equipment	77,246	70,663	65,797
Communication and delivery	15,951	14,252	12,383
Marketing and business development	18,371	13,999	12,332
Computer services expense	39,680	36,790	25,091
Professional services	28,698	48,545	19,153
Credit and other loan related expense	19,088	18,411	13,840
Insurance	25,274	21,815	17,270
(Gain) loss on early termination of FDIC loss share agreements	(2,708)	0	17,798
Travel and entertainment	10,035	11,287	8,481
Amortization of acquisition intangibles	21,678	12,590	8,415
Impairment of long-lived assets and other losses	27,780	12,246	6,111
Other non-interest expense	27,064	26,281	25,107
Total non-interest expense	722,898	666,406	563,464
Income before income tax expense	402,527	292,879	271,970
Income tax expense	32,278	150,466	85,193
Net Income	370,249	142,413	186,777
Less: Preferred stock dividends	9,095	9,095	7,977
Net Income Available to Common Shareholders	361,154	133,318	178,800
Less: Earnings Allocated to Unvested Restricted Stock	(3,583)	(1,210)	(1,872)
Earnings Allocated to Common Shareholders	$ 357,571	$ 132,108	$ 176,928
Earnings per common share - Basic (in usd per share)	$ 6.50	$ 2.61	$ 4.32
Earnings per common share - Diluted (in usd per share)	6.46	2.59	4.30
Cash dividends declared per common share (in usd per share)	$ 1.56	$ 1.46	$ 1.4
Comprehensive Income
Net income	$ 370,249	$ 142,413	$ 186,777
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period (net of tax effects of $4,021, $6,244, and $12,261, respectively)	(40,895)	(11,596)	(22,771)
Less: Reclassification adjustment for gains (losses) included in net income (net of tax effects of $10,479, $52, and $700, respectively)	(39,421)	(96)	1,301
Unrealized gains (losses) on securities, net of tax	(1,474)	(11,500)	(24,072)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period (net of tax effects of $1,174, $329, and $231, respectively)	4,416	(611)	(328)
Less: Reclassification adjustment for gains (losses) included in net income (net of tax effects of $52, $210, and $27, respectively)	(196)	(390)	50
Fair value of derivative instruments designated as cash flow hedges, net of tax	4,612	(221)	(378)
Other comprehensive income (loss), net of tax	3,138	(11,721)	(24,450)
Comprehensive income	373,387	130,692	162,327
Mortgage income
Non-interest Income
Non-interest Income	46,424	63,570	83,853
Service charges on deposit accounts
Non-interest Income
Non-interest Income	52,803	47,678	44,135
Title revenue
Non-interest Income
Non-interest Income	24,149	21,972	22,213
Broker commissions
Non-interest Income
Non-interest Income	9,195	9,161	14,391
ATM/debit card fee income
Non-interest Income
Non-interest Income	10,295	10,199	10,008
Credit card and merchant-related income
Non-interest Income
Non-interest Income	12,540	10,904	11,245
Trust department income
Non-interest Income
Non-interest Income	$ 15,981	$ 9,705	$ 7,174